Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue:
Gross revenue	$ 379,620	$ 317,696	$ 722,675	$ 623,243
Reimbursable expenses	(102,613)	(84,651)	(193,335)	(160,901)
Net revenue	277,007	233,045	529,340	462,342
Costs and expenses:
Direct costs	180,127	150,866	342,411	295,336
Selling, general and administrative expense	69,410	57,344	136,925	117,227
Depreciation and amortization	10,830	9,329	21,632	18,302
Restructuring and other non-recurring items	5,636		5,636	5,002
Total costs and expenses	266,003	217,539	506,604	435,867
Income from operations	11,004	15,506	22,736	26,475
Interest income	314	294	693	527
Interest expense	(545)	(188)	(959)	(355)
Income before provision for income taxes	10,773	15,612	22,470	26,647
Provision for income taxes	(2,809)	(2,530)	(5,535)	(5,217)
Net income	$ 7,964	$ 13,082	$ 16,935	$ 21,430
Net income per Ordinary Share:
Basic	$ 0.13	$ 0.22	$ 0.28	$ 0.36
Diluted	$ 0.13	$ 0.21	$ 0.28	$ 0.35
Weighted average number of Ordinary Shares outstanding:
Basic	59,978,509	60,390,788	60,032,306	60,336,933
Diluted	60,630,891	61,114,996	60,607,635	61,056,232